ADVISORSHARES TRUST

ADVISORSHARES SAGE CORE RESERVES ETF

NYSE Arca Ticker: HOLD

Supplement dated August 19, 2020 to the

Summary Prospectus, Prospectus and Statement of Additional Information

dated November 1, 2019

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) for the AdvisorShares Sage Core Reserves ETF (the “Fund”). It should be read in conjunction with those documents and retained for future reference.

Mr. Mark C. MacQueen no longer serves as a portfolio manager of the Fund. Mr. Seth B. Henry has replaced Mr. MacQueen as a portfolio manager of the Fund. All references to Mr. MacQueen in the Summary Prospectus, Prospectus and SAI are hereby deleted and replaced with references to Mr. Henry. In particular, the following changes are made to the Summary Prospectus, Prospectus and SAI:

The information about Mr. MacQueen under “Portfolio Managers” on page 6 of the Summary Prospectus and Prospectus is deleted and replaced with the following:

Name and Title	Length of Service with the Sub-Advisor
Seth B. Henry, CFA, Vice President of Portfolio Management	since 2006

The biographical information about Mr. MacQueen on page 13 of the Prospectus is deleted and replaced with the following:

Seth B. Henry, CFA, Vice President of Portfolio Management

Mr. Henry serves as a Vice President of Portfolio Management at the Sub-Advisor. He joined the Sub-Advisor in 2006. His responsibilities include portfolio management, credit analysis, and trading. Mr. Henry received a B.A. in Finance from Hillsdale College in Michigan and is a Chartered Financial Analyst (CFA) and member of the CFA Institute.

The information about Mr. MacQueen relating to the Fund under “Portfolio Managers” beginning on page 83 of the SAI is deleted and replaced with the following:

Fund Shares Owned by Mr. Henry as of June 30, 2020.

Portfolio Manager	Dollar Range of Shares Owned in the Fund
Seth B. Henry	$1 - $10,000

Other Accounts Managed by Portfolio Managers. As of June 30, 2020, Mr. Henry was responsible for the day-to-day management of other accounts as follows:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Seth B. Henry	1	$18	4	$315	605	$12,499